Total
Schwab 1-5 Year Corporate Bond ETF
Schwab® 1-5 Year Corporate Bond ETF
SCHWAB STRATEGIC TRUST
(the Trust)
Schwab® Fixed-Income ETFs
Schwab® 1-5 Year Corporate Bond ETF
Schwab® 5-10 Year Corporate Bond ETF
Schwab® U.S. Aggregate Bond ETF
Schwab® U.S. TIPS ETF
Schwab® Short-Term U.S. Treasury ETF
Schwab® Intermediate-Term U.S. Treasury ETF
Schwab® Long-Term U.S. Treasury ETF
(each, the fund)
Supplement dated June 21, 2022 to the fund’s currently effective Summary Prospectuses,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.
At a meeting held on June 8, 2022, the Board of Trustees of the Trust approved the reduction of the funds management fees. These changes, which are summarized below, will be effective on July 1, 2022.
Fund	Current Management Fee	New Management Fee
Schwab 1 – 5 Year Corporate Bond ETF	0.04%	0.03%
Schwab 5 – 10 Year Corporate Bond ETF	0.04%	0.03%
Schwab U.S. Aggregate Bond ETF	0.04%	0.03%
Schwab U.S. TIPS ETF	0.05%	0.04%
Schwab Short-Term U.S. Treasury ETF	0.04%	0.03%
Schwab Intermediate-Term U.S. Treasury ETF	0.04%	0.03%
Schwab Long-Term U.S. Treasury ETF	0.04%	0.03%
Accordingly, the following changes to the Summary Prospectuses, Statutory Prospectus and SAI are effective July 1, 2022:
1.
Schwab 1-5 Year Corporate Bond ETF:

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03

(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

1.
Schwab 1-5 Year Corporate Bond ETF:

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab 1-5 Year Corporate Bond ETF Schwab 1-5 Year Corporate Bond ETF USD ($)
none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab 1-5 Year Corporate Bond ETF Schwab 1-5 Year Corporate Bond ETF [1]
Management fees	0.03%
Other expenses	none
Total annual fund operating expenses	0.03%
[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF | USD ($)	3	10	17	39